QUARTERLY DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income	$ 12,184	$ 9,151	$ 8,302	$ 8,555	$ 8,863	$ 8,862	$ 8,878	$ 9,221	$ 38,192	$ 35,824	$ 37,820
Interest expense	2,097	2,064	2,083	2,210	2,322	2,368	2,392	2,551	8,454	9,633	11,377
Net interest and dividend income	10,087	7,087	6,219	6,345	6,541	6,494	6,486	6,670	29,738	26,191	26,443
Provision for loan losses	686	443	55	135	646	1,334	432	484	1,319	2,896	1,558
Net interest and dividend income after provision for loan losses	9,401	6,644	6,164	6,210	5,895	5,160	6,054	6,186	28,419	23,295	24,885
Noninterest income	2,560	1,233	2,072	2,440	2,398	1,232	2,326	2,761	8,305	8,717	11,127
Noninterest expenses	10,513	10,374	8,209	8,581	7,338	7,408	7,557	8,350	37,677	30,653	32,592
(Loss) income before income tax (benefit) provision	1,448	(2,497)	27	69	955	(1,016)	823	597	(953)	1,359	3,420
Income Tax Expense (Benefit)	424	(755)	87	146	210	(316)	153	194	(98)	241	1,003
Net income (loss)	$ 1,024	$ (1,742)	$ (60)	$ (77)	$ 745	$ (700)	$ 670	$ 403	$ (855)	$ 1,118	$ 2,417
Earnings (loss) per common share:
Basic	$ 0.08	$ (0.17)	$ (0.01)	$ (0.01)	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ (0.08)	$ 0.11	$ 0.24
Diluted	$ 0.08	$ (0.17)	$ (0.01)	$ (0.01)	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ (0.08)	$ 0.11	$ 0.24